Shareholder Report, Average Annual Return (Details) 196812_Pemberwick Fund_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
Pemberwick Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Pemberwick Fund
Average Annual Return, Percent	4.00%	3.24%	2.47%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.35%	0.31%	1.70%
Bloomberg 1-3 Year US Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year US Government/Credit Index
Average Annual Return, Percent	3.96%	2.04%	2.02%